Borrowed Funds Narrative Data (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Option advance borrowings from the FHLB of Boston	$ 11,758,000	$ 22,300,000
Secured customer repurchase agreement sweeps	4,000,000	6,700,000
FHLB borrowings interest rate, low range	0.99%	2.25%
FHLB borrowings interest rate, high range	5.52%	5.61%
FHLB borrowings weighted average interest rate	3.98%	4.06%
FHLB borrowing capacity, maximum available	27,400,000
FHLB borrowing capacity, unused and available	15,600,000
Correspondent banks line of credit, maximum available	12,000,000
Correspondent banks line of credit, amount outstanding	0
Securities pledged for customer repurchase agreement sweeps, book value	4,400,000	7,500,000
Securities pledged for customer repurchase agreement sweeps, fair value	4,500,000	7,500,000
Repurchase agreement sweeps, average daily balance	3,300,000	2,700,000
Repurchase agreement sweeps, weighted average interest rate for the year	0.51%	0.59%
Repurchase agreement sweeps, maximum borrowings outstanding during the year	$ 6,600,000	$ 7,400,000
Repurchase agreement sweeps, weighted average interest rate at year end	0.38%	0.58%